FINANCIAL RISK MANAGEMENT - LIQUIDITY RISK - MATURITY ANALYSIS FOR FINANCIAL LIABILITIES BASED ON THEIR CONTRACTUAL MATURITY (Details) - USD ($) $ in Millions	Dec. 31, 2024	Feb. 16, 2024
USD 800 million of 6.750% new senior secured notes
FINANCIAL RISK MANAGEMENT
Interest rate (as a percent)		6.75%
China Merchants Bank Co Ltd Line Of Credit | Minimum
FINANCIAL RISK MANAGEMENT
Interest rate (as a percent)	2.60%
China Merchants Bank Co Ltd Line Of Credit | Maximum
FINANCIAL RISK MANAGEMENT
Interest rate (as a percent)	3.00%
Liquidity risk
FINANCIAL RISK MANAGEMENT
Non-current borrowings	$ 800.0
Interest on borrowings	351.8
Lease liabilities	710.7
Other borrowings	136.5
Derivative financial liabilities	3,226.7
Accounts payable	549.0
Total	5,774.7
Liquidity risk | 2025
FINANCIAL RISK MANAGEMENT
Non-current borrowings	0.0
Interest on borrowings	57.0
Lease liabilities	123.5
Other borrowings	136.5
Derivative financial liabilities	3,007.9
Accounts payable	549.0
Total	3,873.9
Liquidity risk | 2026
FINANCIAL RISK MANAGEMENT
Non-current borrowings	0.0
Interest on borrowings	54.0
Lease liabilities	104.8
Other borrowings	0.0
Derivative financial liabilities	217.6
Accounts payable	0.0
Total	376.4
Liquidity risk | 2027
FINANCIAL RISK MANAGEMENT
Non-current borrowings	0.0
Interest on borrowings	54.0
Lease liabilities	84.4
Other borrowings	0.0
Derivative financial liabilities	0.0
Accounts payable	0.0
Total	138.4
Liquidity risk | 2028
FINANCIAL RISK MANAGEMENT
Non-current borrowings	0.0
Interest on borrowings	54.0
Lease liabilities	73.7
Other borrowings	0.0
Derivative financial liabilities	0.0
Accounts payable	0.0
Total	127.7
Liquidity risk | 2029
FINANCIAL RISK MANAGEMENT
Non-current borrowings	0.0
Interest on borrowings	54.0
Lease liabilities	68.6
Other borrowings	0.0
Derivative financial liabilities	0.0
Accounts payable	0.0
Total	122.6
Liquidity risk | Thereafter
FINANCIAL RISK MANAGEMENT
Non-current borrowings	800.0
Interest on borrowings	78.8
Lease liabilities	255.7
Other borrowings	0.0
Derivative financial liabilities	1.2
Accounts payable	0.0
Total	$ 1,135.7